Pensions and other post-employment benefits - Net balance (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Net defined benefit
Net defined benefit balance	€ (103)	€ (461)
United States Pension benefits
Net defined benefit
Net defined benefit balance	2,684	2,418
United States Post-retirement benefits
Net defined benefit
Net defined benefit balance	(1,987)	(1,986)
Other pensions
Net defined benefit
Net defined benefit balance	€ (800)	€ (893)